Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2017
Stock-Based Compensation
Schedule of stock-based compensation expense related to stock-based awards

We recorded non-cash compensation expense related to stock-based awards of $5.0 million, $7.7 million and $7.4 million for the years ended September 30, 2017, 2016 and 2015, respectively, which was comprised of the following (in thousands):

	2017	2016	2015

Cost of sales	$338	$513	$362
Selling, general and administrative	4,674	7,235	7,045
	$5,012	$7,748	$7,407